Lease Liabilities	12 Months Ended
Feb. 29, 2024
Lease Liabilities [Abstarct]
LEASE LIABILITIES

17. LEASE LIABILITIES

	As of February 29/28
Figures in Rand thousands	2024	2023

Maturities analysis
– within one year	63,055	52,843
– within two to four years	123,387	57,930
– over four years	7,898	9,954
Present value of lease payments	194,340	120,727

Non-current liabilities	131,285	67,882
Current liabilities	63,055	52,845
	194,340	120,727

It is Group policy to lease the various commercial properties occupied by the Group’s operations and certain motor vehicles are leased in terms of installment sale agreements. The average term of the installment sale agreements is between three to four years and interest is charged at prime linked interest rates. The Group’s obligations under instalment sale agreements are secured by the leased assets.

Property leases capitalized have an average lease term of four years and interest incurred is at an incremental borrowing rate of a similar asset. External sources of information were used to determine incremental borrowing rate of a similar asset. Total cash outflows for leases recognized in statement of cash flows ZAR 69.3 million (2023: ZAR 64.8 million, 2022: ZAR 53.3 million).

The Group leases office building, motor vehicles and IT equipment with contract terms less than twelve months. These leases are short-term. For the financial year ended February 29, 2024, the Group recognized lease payments of ZAR 7.3 million (2023: ZAR 6.2 million, 2022: ZAR 8.2 million) associated with these short-term leases as an expense on a straight-line basis over the lease term.